SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Details) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Balance (in shares)	0
Existing unitholders transfer	65,978
Private placement	12,566
Other share issuances	88
Balance (in shares)	78,632
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	0
Existing unitholders transfer	8,817
Private placement	12,566
Other share issuances	88
Balance (in shares)	21,471
Subordinate Voting Shares Held in Treasury
Disclosure of classes of share capital [line items]
Balance (in shares)	0
Existing unitholders transfer	(842)
Private placement	0
Other share issuances	0
Balance (in shares)	(842)
Proportionate Voting Shares (as converted)
Disclosure of classes of share capital [line items]
Balance (in shares)	0
Existing unitholders transfer	57,835
Private placement	0
Other share issuances	0
Balance (in shares)	57,835
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Balance (in shares)	0
Existing unitholders transfer	168
Private placement	0
Other share issuances	0
Balance (in shares)	168